Shareholder Report, Line Graph (Details) 193065_Innovator Growth-100 Power Buffer ETF - February_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Jan. 31, 2025	Oct. 31, 2025
Innovator Growth-100 Power Buffer ETF™ - February
Account Value [Line Items]
Line Graph and Table Measure Name		Innovator Growth-100 Power Buffer ETF - February NAV
Accumulated Value	$ 10,000	$ 11,085
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		NASDAQ 100 Total Return Index
Accumulated Value	10,000	$ 12,105
NASDAQ 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		NASDAQ 100 Index
Accumulated Value	$ 10,000	$ 12,039